Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
11.	Leases
The Company leases facilities under
non-cancellable
operating leases expiring on different dates. The terms of substantially all of these leases are three years or less. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Company’s leases qualify as operating leases. With the adoption of the new leasing standard, the Company has recorded a right-of-use
asset and corresponding lease liability, by calculating the present value of future lease payments, discounted at 5.7%, the Company’s incremental borrowing rate, over the expected term. Short-term leases (lease terms less than 12 months) expenses are recognized as incurred. Currently, the Company does not have any variable lease costs.
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2019	2020
Lease cost:
Amortization of right-of-use assets	39,693,063	39,371,454
Interest of lease liabilities	3,820,727	1,833,789
Expenses for short-term leases within 12 months	423,271	6,093,217

Total lease cost	43,937,061	47,298,460

(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2019	2020
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	45,584,621	39,073,120
Right-of-use assets obtained in exchange for lease obligations:	55,834,552	20,448,582
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2019	2020
Operating leases
Operating lease right-of-use assets	69,241,754	50,318,882

Operating lease liabilities, current	(38,210,188)	(20,760,421)
Operating lease liabilities, non-current	(26,651,446)	(23,755,721)

Total operating lease liabilities	(64,861,634)	(44,516,142)

	As of December 31,
	2019	2020
Weighted-average remaining lease term
Operating leases	2.2 years	2.5 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

(d) Maturities of lease liabilities were as follows:

As of December 31, 2020
2021	22,591,187
2022	11,815,301
2023	8,942,549
2024 and thereafter	4,460,436

Total undiscounted lease payments	47,809,473
Less: imputed interest	(3,293,331)

Total lease liabilities	44,516,142

(e) Future minimum lease payments for the Company’s operating leases were as follows:

As of December 31, 2020
2021	29,679,352
2022	19,570,885
2023	10,179,846
2024 and thereafter	5,089,923

64,520,006